Concentrations of Risk (Additional Information) (Details) - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable | Customer One
Concentration Risk [Line Items]
Concentration risk	100.00%
Revenue | Customer Two
Concentration Risk [Line Items]
Concentration risk		100.00%
Revenue | Customer Three
Concentration Risk [Line Items]
Concentration risk	100.00%